Reserves - Summary of Statutory Reserves (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Disclosure of reserves within equity [line items]
Beginning balance	¥ 335,735
Ending balance	381,724	$ 53,737	¥ 335,735
Statutory general reserve [member]
Disclosure of reserves within equity [line items]
Beginning balance	310,029	43,644	283,531
Transfer from retained earnings	45,989	6,474	26,498
Ending balance	356,018	50,118	310,029
General surplus reserve [member]
Disclosure of reserves within equity [line items]
Beginning balance	25,706
Ending balance	25,706	3,619	25,706
Capital reserves [member]
Disclosure of reserves within equity [line items]
Beginning balance	(4,196)	(591)	30,704
Issuance of put option to non-controlling interest of subsidiary	(14,040)	(1,976)	(34,900)
Ending balance	¥ (18,236)	$ (2,567)	¥ (4,196)